Other Current and Noncurrent Assets - Schedule of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (1,435)	$ (202)
Additional allowance charged to expense	(1,053)	(148)	(1,435)
Balance at the end of the year	¥ (2,488)	$ (350)	¥ (1,435)